Leases	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Leases
10	Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has 1 office premise, 1 warehouse and 1 office equipment lease agreements with lease terms ranging from three to six years, respectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term of one year.

As of March 31, 2026, the Company had the following non-cancellable lease contracts:

Description of lease	Lease term
Office lease at 31 Jurong Port Road #02-20 Jurong Logistics Hub Singapore 619115	3 years
Warehouse lease at 31 Jurong Port Road #01-25/26/27/28/29/30 Jurong Logistics Hub Singapore 619115	6 years
Photocopier machine	5 years

Amount recognized in the consolidated balance sheet:

	As of March 31,
	2025	2026	2026
	S$	S$	US$

Right of use assets	4,543,769	3,709,974	2,877,456

Lease liabilities
Current	866,559	936,187	726,107
Non-current	3,677,210	2,773,787	2,151,349
	4,543,769	3,709,974	2,877,456

(b)	A summary of lease cost recognized in the Company’s consolidated statements of operations is as follows:

	Year ended March 31
	2024	2025	2026	2026
	S$	S$	S$	US$

Operating lease expense	984,308	1,003,597	1,036,946	804,255

(c)	The Company had total cash outflows for all leases of S$1,009,759, S$1,003,596 and S$1,036,346 (US$ 803,790) for the years ended March 31, 2024, 2025 and 2026.

Lease Commitment

Future minimum lease payments under non-cancellable operating lease agreements as of March 31, 2026 were as follows:

Twelve months ending March 31,

	Minimum lease payment
	S$	US$
2027	1,069,846	829,773
2028	978,595	758,998
2029	978,595	758,998
2030	978,595	758,998
2031 onwards	15,704	12,180
Total future minimum lease payments	4,021,335	3,118,947
Less imputed interest	(311,361)	(241,491)
Present value of operating lease liabilities	3,709,974	2,877,456
Less: current portion	(936,187)	(726,107)
Long-term portion	2,773,787	2,151,349

The following summarizes other supplemental information about the Company’s lease as of March 31, 2025 and 2026:

	As of March 31, 2025	As of March 31, 2026
Weighted average discount rate	4.09%	4.07%
Weighted average remaining lease term	4.69 years	3.71 years